Investment in Flowers Foods, Inc. Common Stock Fund (Tables)	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Plan Held Investments in The Company
The Plan held investments in the Company on December 31, 2024, and 2023 as shown in the following table:

	2024	2023
Number of common shares held	1,621,384	1,815,507
Fair value of common shares held (at $20.66 and $22.51 per common share, respectively)	$33,497,793	$40,867,063
Common shares as a percentage of the Plan’s total investments at fair value	3.90%	5.14%
Common shares as a percentage of Flowers Foods, Inc.	0.77%	0.86%
Short term investment fund	$260,541	$391,285